Loss per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss per share
26. Loss per share
Basic loss per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
The following table sets forth the numerator and denominator used in the computation of basic and diluted loss per share for the year ended December 31, 2025, December 31, 2024, and December 31, 2023:

	2025	2024	2023
	$	$	$
Numerator:
Net loss used for basic and diluted loss per share	(13,627,876)	(46,305,239)	(363,874,560)

Denominator:
Basic weighted-average outstanding ordinary shares	79,862,834	78,662,187	68,055,332

Net loss per ordinary share:
Basic and diluted loss per share	(0.17)	(0.59)	(5.34)

Where a loss has occurred, basic and diluted loss per share is the same because the outstanding options, RSUs, Warrants and earnout units are antidilutive.

The following table presents instruments that can potentially dilute basic earnings per share in the future but were not included in the calculation of diluted loss per share, as their impact was anti-dilutive (due to net losses in all reporting periods):

	December 31, 2025	December 31, 2024	December 31, 2023
Convertible debentures[1]	6,657,813	6,388,321	-
Stock options	1,583,085	-	-
Restricted stock units	1,666,667	1,666,667	-
Earnout units	26,797,052	26,797,052	26,797,052
Warrant units[2]	21,302,814	14,391,150	14,391,150
Total	58,007,431	49,243,190	41,188,202
[1]The number of shares that may be issued against convertible debentures is determined by dividing the total of the principal outstanding and accrued interest by the exercise price of $8.00 per share.
[2]Please refer to Note 24.3 for a breakdown of the warrant units including exercise prices and expiry dates.